UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2000
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      DCF Capital, L.L.C.
           --------------------------------------------------
Address:   660 Steamboat Road
           --------------------------------------------------
           Greenwich, Connecticut 06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-7546
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas C. Floren
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     (203) 618-1601
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Douglas C. Floren      Greenwich, Connecticut          02/14/01
       ------------------------   ------------------------------  ----------
             [Signature]                  [City, State]             [Date]







Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE









































                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             50
                                               -------------

Form 13F Information Table Value Total:          473,966
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE





                                                  Form 13F INFORMATION TABLE

            COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4       COLUMN 5      COLUMN 6   COLUMN 7        COLUMN 8
--------------------------------- ------------- ----------- -------- ------------------- ---------- -------- ----------------------
                                    TITLE OF                 VALUE    SHRS OR  SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER               CLASS         CUSIP    (x$1000)  PRN AMT  PRN CALL  DISCRETION MANAGERS  SOLE    SHARED  NONE
--------------------------------- ------------- ----------- -------- --------- --- ----- ---------- -------- -------- ------- -----
Abgenix Inc                       Common Stock   00339B107  10,838   183,500   SH        sole                183,500
-----------------------------------------------------------------------------------------------------------------------------------
Advanced Neuromodulation Sys      Common Stock   00757T101  13,906   682,500   SH        sole                682,500
-----------------------------------------------------------------------------------------------------------------------------------
Alkermes Inc                      Common Stock   01642T108   1,255    40,000   SH        sole                 40,000
-----------------------------------------------------------------------------------------------------------------------------------
Anadarko Pete Corp                Common Stock   032511107     227     3,200   SH        sole                  3,200
-----------------------------------------------------------------------------------------------------------------------------------
Applied Molecular Evolution Inc   Common Stock   03823E108   4,853   284,400   SH        sole                284,400
-----------------------------------------------------------------------------------------------------------------------------------
Arena Pharmaceuticals Inc         Common Stock   040047102   6,031   389,100   SH        sole                389,100
-----------------------------------------------------------------------------------------------------------------------------------
Arqule Inc                        Common Stock   04269E107  20,618   644,300   SH        sole                644,300
-----------------------------------------------------------------------------------------------------------------------------------
Astrazeneca PLC                   Sponsored ADR  046353108   4,378    85,000   SH        sole                 85,000
-----------------------------------------------------------------------------------------------------------------------------------
Aviron                            Common Stock   053762100  12,360   185,000   SH        sole                185,000
-----------------------------------------------------------------------------------------------------------------------------------
Biosphere Medical Inc             Common Stock   09066V103     223    19,000   SH        sole                 19,000
-----------------------------------------------------------------------------------------------------------------------------------
Bristol Myers Squibb Co           Common Stock   110122108   2,588    35,000   SH        sole                 35,000
-----------------------------------------------------------------------------------------------------------------------------------
Cephalon Inc                      Common Stock   156708109  11,365   179,500   SH        sole                179,500
-----------------------------------------------------------------------------------------------------------------------------------
Cima Labs Inc                     Common Stock   171796105  33,377   513,000   SH        sole                513,000
-----------------------------------------------------------------------------------------------------------------------------------
Corvas Intl Inc                   Common Stock   221005101     273    19,000   SH        sole                 19,000
-----------------------------------------------------------------------------------------------------------------------------------
Curis Inc                         Common Stock   231269101   5,724   645,000   SH        sole                645,000
-----------------------------------------------------------------------------------------------------------------------------------
Cubist Pharmaceuticals Inc        Common Stock   229678107   6,743   232,500   SH        sole                232,500
-----------------------------------------------------------------------------------------------------------------------------------
Enzon Inc                         Common Stock   293904108  24,763   399,000   SH        sole                399,000
-----------------------------------------------------------------------------------------------------------------------------------
Epix Medical Inc                  Common Stock   26881Q101   2,275   271,600   SH        sole                271,600
-----------------------------------------------------------------------------------------------------------------------------------
Exelixis Inc                      Common Stock   30161Q104     907   62,000    SH        sole                 62,000
-----------------------------------------------------------------------------------------------------------------------------------
Genentech Inc                     Common Stock   368710406  12,225  150,000    SH        sole                150,000
-----------------------------------------------------------------------------------------------------------------------------------
Genomica Corp                     Common Stock   37243Q101   1,489  281,900    SH        sole                281,900
-----------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp                      COM-Molecular  372917500   2,568  279,500    SH        sole                279,500
-----------------------------------------------------------------------------------------------------------------------------------
Idec Pharmaceuticals Corp         Common Stock   449370105  24,624  129,900    SH        sole                129,900
-----------------------------------------------------------------------------------------------------------------------------------
Immunomedics Inc                  Common Stock   452907108  11,374  529,000    SH        sole                529,000
-----------------------------------------------------------------------------------------------------------------------------------
Invitrogen Corp                   Common Stock   46185R100  12,136  140,500    SH        sole                140,500
-----------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                 Common Stock   478160104   2,405   22,895    SH        sole                 22,895
-----------------------------------------------------------------------------------------------------------------------------------
King Pharmaceuticals Inc          Common Stock   495582108  13,195  255,275    SH        sole                255,275
-----------------------------------------------------------------------------------------------------------------------------------
Lilly Eli & Co                    Common Stock   532457108   3,894   41,844    SH        sole                 41,844
-----------------------------------------------------------------------------------------------------------------------------------
Lynx Therapeutics Inc             Common Stock   551812308   3,290  365,500    SH        sole                365,500
-----------------------------------------------------------------------------------------------------------------------------------
Matrix Pharmaceutical Inc         Common Stock   576844104  10,643  621,500    SH        sole                621,500
-----------------------------------------------------------------------------------------------------------------------------------
Medarex Inc                       Common Stock   583916101   7,131  175,000    SH        sole                175,000
-----------------------------------------------------------------------------------------------------------------------------------
Medimmune Inc                     Common Stock   584699102  13,253  277,735    SH        sole                277,735
-----------------------------------------------------------------------------------------------------------------------------------
Medtronic Inc                     Common Stock   585055106     589    9,751    SH        sole                  9,751
-----------------------------------------------------------------------------------------------------------------------------------
Molecular Devices Corp            Common Stock   60851C107  14,314  209,158    SH        sole                209,158
-----------------------------------------------------------------------------------------------------------------------------------
Merck & Co Inc                    Common Stock   589331107     225    2,048    SH        sole                  2,048
-----------------------------------------------------------------------------------------------------------------------------------
Myriad Genetics Inc               Common Stock   62855J104  19,281  233,000    SH        sole                233,000
-----------------------------------------------------------------------------------------------------------------------------------
OSI Pharmaceuticals Inc           Common Stock   671040103  68,667  857,000    SH        sole                857,000
-----------------------------------------------------------------------------------------------------------------------------------
Pharmacia Corp                    Common Stock   71713U102  12,646  207,315    SH        sole                207,315
-----------------------------------------------------------------------------------------------------------------------------------
Pharmacia Corp                    Common Stock   71713U902   6,550    2,000    SH CALL   sole                  2,000
-----------------------------------------------------------------------------------------------------------------------------------
Pharmacopeia Inc                  Common Stock   71713B104   1,091   50,000    SH        sole                 50,000
-----------------------------------------------------------------------------------------------------------------------------------
Photomedex Inc                    Common Stock   719358103   2,351  418,000    SH        sole                418,000
-----------------------------------------------------------------------------------------------------------------------------------
Ribozyme Pharmaceuticals Inc      Common Stock   762567105   8,924  623,550    SH        sole                623,550
-----------------------------------------------------------------------------------------------------------------------------------
Schering Plough Corp              Common Stock   806605101     384    5,000    SH        sole                  5,000
-----------------------------------------------------------------------------------------------------------------------------------
Sepracor Inc                      Common Stock   817315104  25,680  320,500    SH        sole                320,500
-----------------------------------------------------------------------------------------------------------------------------------
Synaptic Pharmaceutical Corp      Common Stock   87156R109     100   19,500    SH        sole                 19,500
-----------------------------------------------------------------------------------------------------------------------------------
Tripos Inc                        Common Stock   896928108   3,313  152,300    SH        sole                152,300
-----------------------------------------------------------------------------------------------------------------------------------
Valentis Inc                      Common Stock   91913E104   2,987  419,153    SH        sole                419,153
-----------------------------------------------------------------------------------------------------------------------------------
Variagenics Inc                   Common Stock   922196100     711   60,000    SH        sole                 60,000
-----------------------------------------------------------------------------------------------------------------------------------
Visible Genetics Inc              Common Stock   92829S104  19,177  508,000    SH        sole                508,000
-----------------------------------------------------------------------------------------------------------------------------------
Xoma Ltd                          ORD            G9825R107   6,045  620,100    SH        sole                620,100
-----------------------------------------------------------------------------------------------------------------------------------



2101444.3